RISK MANAGEMENT - Credit portfolio per type of guarantees received (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 182,128,114	$ 176,881,841
Financial assets	259,515,428	245,105,338
Loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	182,128,114	176,881,841
Loan portfolio | Unsecured credits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	102,854,946	97,363,628
Loan portfolio | Loans secured by other banks
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	327,754	375,608
Loan portfolio | Collateralized Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	19,393,695	17,784,007
Loan portfolio | Other real estate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	18,290,852	17,494,222
Loan portfolio | Investments in equity instruments
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	263,843	502,961
Loan portfolio | Deposits in cash or cash equivalents
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	1,405,900	1,303,686
Loan portfolio | Pledges
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	10,128,273	9,097,268
Loan portfolio | Other assets [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	4,753,657	10,580,214
Loan portfolio | Leased machineries and vehicles
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	10,051,776	9,221,950
Loan portfolio | Fiduciary agreements, stand by letters and guarantee funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	10,395,208	9,884,630
Loan portfolio | Pledged income
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	4,262,210	3,273,667
Commercial loans
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	91,306,719	92,550,025
Financial assets	21,862,835	19,358,216
Collateral Guarantees	20,916,299	18,737,884
Commercial loans | Unsecured credits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	50,267,803	49,721,150
Commercial loans | Loans secured by other banks
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	321,672	362,128
Commercial loans | Collateralized Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	713,912	506,687
Commercial loans | Other real estate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	16,738,074	15,943,414
Commercial loans | Investments in equity instruments
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	262,663	502,408
Commercial loans | Deposits in cash or cash equivalents
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	1,251,884	1,147,457
Commercial loans | Pledges
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	4,537,778	3,316,543
Commercial loans | Other assets [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	2,893,890	8,470,792
Commercial loans | Fiduciary agreements, stand by letters and guarantee funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	10,063,264	9,316,479
Commercial loans | Pledged income
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	4,255,779	3,262,967
Loans to consumers
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	59,587,929	55,200,581
Loans to consumers | Unsecured credits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	52,235,510	47,305,167
Loans to consumers | Loans secured by other banks
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	6,082	7,378
Loans to consumers | Collateralized Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	80,308	68,191
Loans to consumers | Other real estate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	1,430,605	1,428,950
Loans to consumers | Investments in equity instruments
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	1,180	553
Loans to consumers | Deposits in cash or cash equivalents
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	154,016	156,229
Loans to consumers | Pledges
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	5,584,600	5,773,201
Loans to consumers | Other assets [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	52,060	422,093
Loans to consumers | Fiduciary agreements, stand by letters and guarantee funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	42,865	38,516
Loans to consumers | Pledged income
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	703	303
Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	18,661,389	17,279,362
Mortgages | Unsecured credits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	5,936	3,572
Mortgages | Collateralized Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	18,578,286	17,200,445
Mortgages | Other real estate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	3,495	4,432
Mortgages | Pledges
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	862	477
Mortgages | Other assets [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	99	262
Mortgages | Fiduciary agreements, stand by letters and guarantee funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	72,711	70,174
Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	410,320	425,697
Microcredit | Unsecured credits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	291,480	289,518
Microcredit | Collateralized Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	2,335	4,040
Microcredit | Other real estate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	422	542
Microcredit | Pledges
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	565	668
Microcredit | Other assets [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	22,644	32,983
Microcredit | Fiduciary agreements, stand by letters and guarantee funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	92,874	97,946
Financial leasing
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	12,161,757	11,426,176
Financial leasing | Unsecured credits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	54,217	44,221
Financial leasing | Loans secured by other banks
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost		6,102
Financial leasing | Collateralized Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	18,854	4,644
Financial leasing | Other real estate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	118,256	116,884
Financial leasing | Pledges
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	4,468	6,379
Financial leasing | Other assets [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	1,784,964	1,654,084
Financial leasing | Leased machineries and vehicles
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	10,051,776	9,221,950
Financial leasing | Fiduciary agreements, stand by letters and guarantee funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	123,494	361,515
Financial leasing | Pledged income
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	5,728	10,397
Credit-impaired | Commercial loans
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,659,725	1,225,001
Collateral Guarantees	1,543,378	1,058,671
Lifetime ECL | Commercial loans
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	20,203,110	18,133,215
Collateral Guarantees	$ 19,372,921	$ 17,679,213